Note 1 - Organization and Operations (Details Textual)		6 Months Ended
	Sep. 23, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Cash, Cash Equivalents, and Short-term Investments, Total			$ 9,300,000	$ 21,900,000
Retained Earnings (Accumulated Deficit), Ending Balance			$ (223,852,000)	$ (210,470,000)	$ (189,741,000)
Preferred Stock, Par or Stated Value Per Share | $ / shares			$ 0.001	$ 0.001	$ 0.001
Merger Agreement with ArTara [Member]
Amendment of Certificate of Incorporation, Beneficial Ownership Cap	9.985%
Subscription Agreement, Minimum Commitment Amount	$ 40,000,000
Merger Consummation Conditions, Net Cash Required	0
Business Combination, Termination Fee That May Be Required of Acquirer	800,000
Business Combination, Termination Fee That May Be Required of Acquiree	800,000
Business Combination, Maximum Reimbursement of the Other Party's Expenses By Either the Acquirer or Acquiree	$ 400,000
Period of Lock-out Agreement	180 days
Number of Directors Expected Following the Merger	7
Number of Directors Expected Following the Merger, Number Designated By Acquiree	5
Number of Directors Expected Following the Merger, Number Designated By Acquirer	1
Number of Directors Expected Following the Merger, Chief Executive Officer of the Combined Company	1
Merger Agreement with ArTara [Member] | Private Placement [Member] | Common Stock [Member]
Subscription Agreement, Maximum Number of Shares Agreed to Issue | shares	15,300
Merger Agreement with ArTara [Member] | Private Placement [Member] | Series 1 Convertible Non-voting Preferred Stock [Member]
Subscription Agreement, Maximum Number of Shares Agreed to Issue | shares	27,200
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Subscription Agreement, Purchase Price of Shares Agreed to Issue, Multiple of Common Stock Purchase Price	1,000
Convertible Preferred Stock, Shares Issued upon Conversion | shares	1,000
Preferred Stock, Liquidation Preference Per Share | $ / shares	$ 10
Merger Agreement with ArTara [Member] | The 2014 Plan [Member]
Amendment of Compensation Plan, Increase in Shares Available Under Equity Incentive Plan, Threshold for Common Stock Reserved for Issuance, Percentage	15.20%
Merger Agreement with ArTara [Member] | Minimum [Member]
Amendment of Certificate of Incorporation, Reverse Stock Split to Occur, Ratio	30
Merger Agreement with ArTara [Member] | Minimum [Member] | Private Placement [Member] | Series 1 Convertible Non-voting Preferred Stock [Member]
Conversion of Preferred Stock, Beneficial Ownership Threshold, Percentage	9.99%
Merger Agreement with ArTara [Member] | Maximum [Member]
Amendment of Certificate of Incorporation, Reverse Stock Split to Occur, Ratio	50
Merger Agreement with ArTara [Member] | Maximum [Member] | Private Placement [Member] | Series 1 Convertible Non-voting Preferred Stock [Member]
Conversion of Preferred Stock, Beneficial Ownership Threshold, Percentage	19.99%
Forecast [Member]
Severance Costs		$ 2,900,000